Stockholders’ Equity (Details Narrative) - USD ($)																																							1 Months Ended				2 Months Ended	3 Months Ended		12 Months Ended
	Jul. 31, 2024	Jul. 27, 2024	Jun. 30, 2024	May 31, 2024	May 22, 2024	Apr. 30, 2024	Mar. 31, 2024	Mar. 11, 2024	Feb. 12, 2024	Feb. 01, 2024	Jan. 25, 2024	Jan. 23, 2024	Sep. 11, 2023	Aug. 22, 2023	Feb. 14, 2023	Jan. 31, 2023	Dec. 31, 2022	Dec. 21, 2022	Nov. 01, 2022	Nov. 01, 2022	Oct. 01, 2022	Sep. 26, 2022	Sep. 01, 2022	Aug. 25, 2022	Aug. 01, 2022	Jul. 01, 2022	Jun. 30, 2022	Jun. 03, 2022	Jun. 01, 2022	May 01, 2022	Apr. 05, 2022	Apr. 05, 2022	Apr. 04, 2022	Apr. 01, 2022	Mar. 31, 2022	Feb. 03, 2022	Jan. 24, 2022	Jan. 24, 2022	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2023	Mar. 31, 2024	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Jan. 18, 2024	May 30, 2023
Class of Stock [Line Items]
Purchase price																																														$ 1,000.00
Preferred stock, shares outstanding																	0																													0	0
Common stock, shares authorized							100,000,000										100,000,000																							100,000,000			100,000,000	100,000,000		100,000,000	100,000,000
Common stock, par value							$ 0.0001										$ 0.0001																							$ 0.0001			$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares issued							715,707										26,766																							715,707			715,707	715,707		461,722	26,766
Common stock, shares outstanding							715,707										26,766																							715,707			715,707	715,707		461,722	26,766
Stock issued during period, value, issued for services																																												$ 33,000	$ 23,000	$ 477,063	$ 667,998
Stock compensation expense																																												8,800		69,125	187,385
Stock issued convertible promissory note, value																																													1,743,230	3,053,088	547,777
Common stock issued for cash, shares																																										474
Cas proceeds																																										$ 182,982
Stock repurchased value																																													76,323
Proceeds from public offering																																												446,360	1,880,692	1,799,506
Fair value of common stock																																												$ 836,360	$ 1,880,692
Intelligent Investment I LLC [Member]
Class of Stock [Line Items]
Number of issued shares for consulting service																											24
Stock issued during period, value, issued for services																											$ 30,000								$ 30,000
SRAX [Member]
Class of Stock [Line Items]
Number of issued shares for consulting service																																	10
Stock issued during period, value, issued for services																																	$ 20,000
Stock compensation expense																																															15,000
Newbridge Securities Corporation [Member]
Class of Stock [Line Items]
Number of issued shares for consulting service																																25
Stock issued during period, value, issued for services																															$ 156,341
Clear Think Capital [Member]
Class of Stock [Line Items]
Number of issued shares for consulting service																			7	9	10		5		5	5			4	4
Stock issued during period, value, issued for services																			$ 6,000	$ 6,000	$ 6,000		$ 6,000		$ 6,000	$ 6,000			$ 6,000	$ 6,000																$ 4,785
Stock issued during period, shares, convertible promissory note																								222
Common stock issued for cash, shares																																														27,612
Cas proceeds																																														$ 343,849
Stock issued for commitment fees																																														1,250
Stock issuance costs																																														$ 141,250
Clear Think Capital [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Number of issued shares for consulting service			16,219	16,219		16,219
Stock issued during period, value, issued for services			$ 33,000	$ 33,000		$ 33,000
Stock issued during period, shares, convertible promissory note	556,531			556,531		556,531
Stock issued convertible promissory note, value	$ 1,084,900			$ 1,084,900		$ 1,084,900
Lind Global Fund II LP [Member]
Class of Stock [Line Items]
Number of issued shares for consulting service																																												5,238
Stock issued during period, shares, convertible promissory note																						222																								27,584
Stock issued convertible promissory note, value																						$ 176,666		$ 271,111																						$ 3,053,088
Principal amount							$ 906,942																														$ 5,750,000	$ 5,750,000		$ 906,942			$ 906,942	$ 906,942		1,018,671
Due on convertible promissory note																																														2,075,900
Loss on settlement of debt																																														$ 977,188
Lind [Member]
Class of Stock [Line Items]
Stock issued during period, shares, convertible promissory note																		222
Stock issued convertible promissory note, value																		$ 100,000
Aegis Capital Corp. [Member]
Class of Stock [Line Items]
Common stock issued for cash, shares															8,200
Pre-Funded warrants to purchase common stock															800																															800
Proceeds from underwritten offering															$ 1,692,000
John Keelers [Member]
Class of Stock [Line Items]
Common stock issued for cash, shares																																														79,167
Principal amount																																														$ 570,000
Silvia Alana, Nubar Herian and John Keeler [Member]
Class of Stock [Line Items]
Number of issued shares for consulting service																																														3,472
Timothy McLellan and Trond Ringstand [Member]
Class of Stock [Line Items]
Number of issued shares for consulting service																																														5,556
Juan Carlos Dalto [Member]
Class of Stock [Line Items]
Number of issued shares for consulting service																																														2,025
Jeffrey Guzy [Member]
Class of Stock [Line Items]
Number of issued shares for consulting service																																														7,986
Stock issued during period, value, issued for services																																														$ 227,083
Walter Lubkin Jr. [Member]
Class of Stock [Line Items]
Stock issued during period, value, issued for services																																														34,722
Principal amount																																														250,000
Gault Seafood [Member]
Class of Stock [Line Items]
Stock issued during period, value, issued for services																																				$ 359,250
Intelligent Investments I LLC [Member]
Class of Stock [Line Items]
Number of issued shares for consulting service																																			15
TraDigital Marketing Group [Member]
Class of Stock [Line Items]
Number of issued shares for consulting service																												10
Stock issued during period, value, issued for services																												$ 13,800							$ 9,750
Clear Think Capital [Member]
Class of Stock [Line Items]
Number of issued shares for consulting service																																		3
Stock issued during period, value, issued for services																																		$ 6,000
Mark Crone [Member]
Class of Stock [Line Items]
Number of issued shares for consulting service														4,000
Stock issued during period, value, issued for services														$ 157,980
Stock compensation expense																																												$ 50,000		$ 0
Sales Agreement [Member] | Roth Capital Partners, LLC [Member]
Class of Stock [Line Items]
Stock repurchased																151																										151
Stock repurchased value																$ 76,323																										$ 76,323
Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Common stock issued for cash, shares													13,800
Pre-Funded warrants to purchase common stock													34,008																																	167,015
Proceeds from public offering													$ 321,195
Securities Purchase Agreement [Member] | Clear Think Capital [Member]
Class of Stock [Line Items]
Common stock issued for cash, shares																																											226,656
Cas proceeds							$ 446,360
Fair value of common stock																																											$ 836,360
Securities Purchase Agreement [Member] | Clear Think Capital [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Number of issued shares for consulting service					10,000
Stock issued during period, value, issued for services					$ 23,300
Common stock issued for cash, shares																																								226,656	226,656
Cas proceeds		$ 2,147,090																																					$ 390,000
Fair value of common stock																																								$ 836,360	$ 836,360
Securities Purchase Agreement [Member] | Lind Global Fund II LP [Member]
Class of Stock [Line Items]
Pre-Funded warrants to purchase common stock																																					1,000,000	1,000,000											8,701
Principal amount																	$ 3,439,558																				$ 5,750,000	$ 5,750,000									$ 3,439,558		$ 1,200,000
MCA Plus Agreement [Member] | Clear Think Capital [Member]
Class of Stock [Line Items]
Common stock issued for cash, shares											7,092
Principal amount																																																$ 200,000
Fair value of common stock											$ 50,000
MCA Plus Agreement [Member] | Clear Think Capital [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Common stock issued for cash, shares										1,654	7,092	1,528
Principal amount																																																$ 200,000
Fair value of common stock											$ 50,000
Option Agreement [Member] | Afritex Texas [Member]
Class of Stock [Line Items]
Common stock issued for cash, shares									100,000
Fair value of common stock									$ 630,000
Option Agreement [Member] | Lind Global Fund II LP [Member]
Class of Stock [Line Items]
Common stock issued for cash, shares								15,000
Fair value of common stock								$ 60,000
Option Agreement [Member] | Lind Global Fund II LP [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Common stock issued for cash, shares								15,000
Fair value of common stock								$ 60,000
Series A 8% Cumulative Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Dividend rate																																														8.00%
Warrant [Member] | Investor Relations Consulting Agreement [Member]
Class of Stock [Line Items]
Number of issued shares for consulting service																																						125									125
Proceeds from issuance of warrants																																					$ 250,000
Common Stock [Member]
Class of Stock [Line Items]
Number of issued shares for consulting service																																												5,238	66	41,574	696
Stock issued during period, value, issued for services																																												$ 1	$ 0	$ 4
Stock issued during period, shares, convertible promissory note																																													7,471	27,584	667
Stock issued convertible promissory note, value																																													$ 1	$ 3
Common stock issued for cash, shares																																												226,656	9,474
Stock repurchased value
Fair value of common stock																																												$ 23	$ 1
Common Stock [Member] | Securities Purchase Agreement [Member] | Clear Think Capital [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Common stock issued for cash, shares			1,113,000	1,113,000		1,113,000
Fair value of common stock			$ 2,147,090	$ 2,147,090		$ 2,147,090
Common Stock [Member] | MCA Plus Agreement [Member] | Clear Think Capital [Member]
Class of Stock [Line Items]
Common stock issued for cash, shares											7,092
Fair value of common stock											$ 50,000
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Dividend rate																																														8.00%
Board of Directors [Member] | 8% Series A Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Number of designated preferred stock																																														10,000
John Keeler [Member]
Class of Stock [Line Items]
Number of issued shares for consulting service																	63
Trond Ringstad [Member]
Class of Stock [Line Items]
Number of issued shares for consulting service																	100
Juan Carlos Dalto and Silvia Alana [Member]
Class of Stock [Line Items]
Number of issued shares for consulting service																	43
Assets, Fair Value Disclosure																	$ 222,222																														$ 222,222
Jeffrey Guzy [Member]
Class of Stock [Line Items]
Number of issued shares for consulting service																	144
Walter Lubkin and Tracy Greco and John Lubkin [Member]
Class of Stock [Line Items]
Number of issued shares for consulting service																	441
Changes in notes receivable related parties current																	$ 176,228